10. Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues	$ 392,073	$ 886,572
Operating Losses	(6,098,357)	(4,384,834)
Net Losses	(7,306,726)	(4,958,616)
Cash	1,559,701	2,123,737	$ 855,596
Total Assets	1,726,368	2,529,116
Capital Expenditures	16,433	9,307
Depreciation and Amortization	32,413	38,524
Interest Expense	304,330	573,782
Aethlon
Revenues	392,073	886,572
Operating Losses	(5,945,293)	(3,953,402)
Net Losses	(7,153,662)	(4,527,184)
Cash	1,558,667	2,114,285
Total Assets	1,698,249	2,475,686
Capital Expenditures	16,433	9,307
Depreciation and Amortization	22,370	18,943
Interest Expense	304,330	573,782
ESI [Member]
Revenues	0	0
Operating Losses	(153,064)	(431,432)
Net Losses	(153,064)	(431,432)
Cash	1,034	9,452
Total Assets	28,119	53,430
Capital Expenditures	0	0
Depreciation and Amortization	10,043	19,581
Interest Expense	$ 0	$ 0